Other Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions [Abstract]
Schedule of other provisions
	2022	2021
	MCh$	MCh$
Provisions for obligations of customer loyalty and merit programs	33,609	35,937
Provisions for operational risk	2,838	694
Provisions for lawsuits and litigation	—	—
Other provisions for contingencies	264	264
Total	36,711	36,895

(a)	The following table shows the changes in provisions during the year 2022 and 2021:

Schedule of shows the changes in provisions
	Provisions for obligations of customer loyalty and merit programs	Provisions for operational risk	Provisions for lawsuits and litigation	Other provisions for contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2021	30,187	311	244	264	31,006
Provisions established	5,750	383	—	—	6,133
Provisions used	—	—	—	—	—
Provisions released	—	—	(244)	—	(244)
Balances as of December 31, 2021	35,937	694	—	264	36,895

Balances as of January 1, 2022	35,937	694	—	264	36,895
Provisions established	—	2,144	—	—	2,144
Provisions used	—	—	—	—	—
Provisions released	(2,328)	—	—	—	(2,328)
Balances as of December 31, 2022	33,609	2,838	—	264	36,711